Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents	€ 7,041	€ 4,900	€ 7,369	€ 11,590
Trade accounts and notes receivable, net	11,949	14,981
Short-term investment	1,036	1,572
Short-term borrowings	2,095	1,700
Trade accounts payable	5,820	5,725
Notes payable	516	570
Debentures and other Long Term Debt	5,038	7,085
Investor Warrants	1,571	195
Placement Agent Warrants	183	0
Estimate of Fair Value, Fair Value Disclosure [Member]
Cash and cash equivalents	7,041	4,900
Trade accounts and notes receivable, net	11,949	14,981
Short-term investment	1,036	1,572
Short-term borrowings	2,095	1,700
Trade accounts payable	5,820	5,725
Notes payable	516	570
Debentures and other Long Term Debt	5,038	7,085
Investor Warrants	1,571	195
Placement Agent Warrants	€ 183	€ 0